MFA 2025-NQM2 Trust ABS-15G

Exhibit 99.02

Loan Level Exception - Final Grades
																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Edgar Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	NQM2-100000	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing Disclosure XX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX)	Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Due to borrower is foreign national with alternative credit and income verified via letter from employer transcribed by a certified translator per guidelines.
Federal Compliance - TRID Final Closing Disclosure Assumption: Note is assumable and Closing Disclosure reflects loan is not assumable.
Federal Compliance - TRID Final Closing Disclosure Closing Date: The final CD closing date is XX/XX/XXXX and the borrower closed/signed XX/XX/XXXX.
																						Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: There is no evidence in the loan file of the date the borrower received the LE dated XX/XX/XXXXnd the initial CD dated XX/XX/XXXX was received XX/XX/XXXX.	BUYER - WAIVED COMMENT (2019-07-24): waive BUYER - WAIVED COMMENT (2019-07-24): waive BUYER - WAIVED COMMENT (2019-07-24): waive BUYER - WAIVED COMMENT (2019-07-24): waive	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	NQM2-100002	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of $XXXX is less than Guideline minimum loan amount of $400,000.00.	REVIEWER - WAIVED COMMENT (2020-02-07): Lender deviation provided.	1	1	Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decresed the borrower's monthly debt payments by 20% or more.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	NQM2-100004	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,677.77 exceeds tolerance of $3,677.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Situs AMC reviewed and upon further review find issue resolved at close no violation exists. Credit listed on Final CD.					-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100003	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100001	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	ATR Risk	2	2	[2] Guideline Issue - Asset qualifications not met per guidelines.: Total assets: $XXXX; Reserves: $XXXX	Allow <6 months seasoning on assets used in Asset Allowance. Funds acquired from documented inheritance.	REVIEWER - WAIVED COMMENT (2020-01-21): Lender deviation provided.	1				2	[2] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. [2] Federal Compliance - General Ability To Repay Provision Asset Qualification Loan: Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Federal Compliance - Check Loan Designation Match - ATR Risk: Due to Assets Only program. Federal Compliance - General Ability To Repay Provision Asset Qualification Loan: Due to Assets Only program.	REVIEWER - GENERAL COMMENT (2020-01-21): Regraded to EV2-B, Asset Qual loan program. BUYER - WAIVED COMMENT (2020-01-22): We acknowledge this condition and choose to waive BUYER - WAIVED COMMENT (2020-01-22): We acknowledge this condition and choose to waive	Federal Compliance - Check Loan Designation Match - ATR Risk: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	70% LTV < 80 % guideline max for Asset Allowance program . FICO score above minimum by 20 points or greater. FICO: 778 PITIA reserves above minimum by 6 months or greater. Number of PITIA Reserves: 257 months. Funds acquired from documented inheritance.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	NQM2-100005	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Appraisal Data Integrity - Appraisal not on GSE sanctioned form and thus FIRREA compliance is called into question.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Payment Shock exceeds credit guidelines.: Payment Shock: XXX%	Mixed use property not allowed by guidelines. Payment shock greater than 300%..	BUYER - GENERAL COMMENT (2020-01-21): Appraisal is a mixed-used building, the appraisal was completed in Uniform Standards of Professional Appraisal Practice (USPAP), 2018 Edition form. Exception to collateral in file including a letter from Chief appraiser used instead of desk review, as a desk review is not available in a mixed used property. REVIEWER - WAIVED COMMENT (2020-01-23): Lender deviation provided REVIEWER - WAIVED COMMENT (2020-01-21): Lender deviation provided. REVIEWER - WAIVED COMMENT (2020-01-21): Lender deviation provided.	1				1					11 months of reserves. 70% LTV. Residual income of $XXXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	NQM2-100007	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100006	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100008	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 43.00000%.	The lender's DTI ratio of XX% exceeds the maximum allowable DTI ratio of 43%, which is required when the Asset Allowance Program is used.	BUYER - GENERAL COMMENT (2020-02-03): Please see exception attached to other condition. REVIEWER - GENERAL COMMENT (2020-02-04): Please add what DTI ratio is approved on the exception form, review DTI of XX% is higher than the origination DTI ratio. REVIEWER - WAIVED COMMENT (2020-02-10): Lender deviation provided.	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.08590% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Due to excessive DTI ratio.	BUYER - GENERAL COMMENT (2020-02-03): Please see exception attached to other condition.
REVIEWER - GENERAL COMMENT (2020-02-04): Please add what DTI ratio is approved on the exception form, review DTI of XX% is higher than the origination DTI ratio.
REVIEWER - GENERAL COMMENT (2020-02-10): Updated from: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
REVIEWER - WAIVED COMMENT (2020-02-10): Lender deviation provided.
																							REVIEWER - RE-OPEN COMMENT (2020-02-10): error		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Guideline variance approved by lender at time of origination Guideline variance approved by lender at time of origination The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	NQM2-100009	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,311.65 exceeds tolerance of $2,081.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)		REVIEWER - CURED COMMENT (2020-03-18): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100011	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Only 1.86 months of reserve assets were verified, which did not meet the minimum required reserves of 6 months. Lender exception approval provided; however, the exception states the borrower has 5.65 months of reserves at closing. Provide updated exception approval with correct number of months reserves verified that is short of the guideline requirement.	REVIEWER - GENERAL COMMENT (2020-04-17): Exception Explanation Updated from: Calculated PITIA months reserves of 1.86 is less than Guideline PITIA months reserves of 6.00.
REVIEWER - GENERAL COMMENT (2020-04-17): The following compensating factors could not be used:  FICO is only 27 points above the minimum and the housing payment savings does not rise to the level needed to be used.  AMC has identified the following additional compensating factors: Borrower has been on the same job for more than 3 years / same industry for more than 5 years and Down payment was at least 5% and $5,000.  Please comment as to whether you agree with using these compensating factors to waive this exception to an EV-2.
BUYER - GENERAL COMMENT (2020-04-17): Yes I agree with those compensating factors.
															REVIEWER - WAIVED COMMENT (2020-04-20): Lender deviation provided.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	NQM2-100010	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of the date the borrower received the appraisal.	BUYER - WAIVED COMMENT (2020-03-24): We acknowledge this condition and choose to waive it	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	NQM2-100013	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100016	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $175.00 exceeds tolerance of $130.00 plus 10% or $143.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fee increased to $175.00 from $130 which exceeds tolerance of $130.00 plus 10% or $143.00 without a valid COC. Sufficient cure was not provided.	BUYER - GENERAL COMMENT (2025-02-20): attached
REVIEWER - GENERAL COMMENT (2025-02-22): For the cure please provided a copy of the check issued and evidence of how it was shipped/sent to the borrower.
BUYER - GENERAL COMMENT (2025-02-24): check request
BUYER - GENERAL COMMENT (2025-02-24): XXXX
REVIEWER - GENERAL COMMENT (2025-02-28): SitusAMC received LOE, copy of refund check requested form and shipping label. However, corrected PCCD and Copy of refund check to borrower was not located in trailing documents. Corrected CD and Copy of refund check is required to borrower to complete remediation.
BUYER - GENERAL COMMENT (2025-03-03): Additional 10% not required.
REVIEWER - GENERAL COMMENT (2025-03-04): SitusAMC received LOX for rebuttal response for revised CD and a check for the $32 to borrower for the recording fee increased. But there seems to be no revised CD and copy of check located in the trailing image. Provide corrected CD and copy of the check to complete remediation.
BUYER - GENERAL COMMENT (2025-03-12): documentation of cure attached
																							REVIEWER - CURED COMMENT (2025-03-13): SitusAMC received Letter of Explanation, Proof of Delivery and Copy of Refund Check.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	NQM2-100020	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100025	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100026	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100039	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100042	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100043	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100045	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100048	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Monthly Escrow Payment. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: The final closing disclosure on page 4 states they will escrow, and the total is $XXXX annually. Page 1 reflects no escrows with a monthly amount of $XXXX monthly.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: The final closing disclosure on page 4 states they will escrow, and the total is $XXXX annually. Page 1 reflects no escrows with a monthly amount of $XXXX monthly.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: The final closing disclosure on page 4 states they will escrow, and the total is $XXXX annually. Page 1 reflects no escrows with a monthly amount of $XXXX monthly.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: The final closing disclosure on page 4 states they will escrow, and the total is $XXXX annually. Page 1 reflects no escrows with a monthly amount of $XXXX monthly.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: "Escrow Account section (pg 4) - one of the these occurred: ""will not have an escrow account"" box was not checked, yet there are no escrows collected in Other Costs/section.	BUYER - GENERAL COMMENT (2025-02-12): PCCD attached checking correct escrow account box on Cd page 4, the $XXXX figure reflects the cost over the 1st year of the loan XX/XXXX-XX/XXXX; Since the first payment isn’t until XX/XXXX that’s only 11 payments ($XXXX x11=$XXXX)
REVIEWER - GENERAL COMMENT (2025-02-17): SitusAMC received Corrected CD issued XX/XXXX.  Missing copy of LOE to borrower which accompanied the PCCD to finalize cure.
BUYER - GENERAL COMMENT (2025-02-21): attached
BUYER - GENERAL COMMENT (2025-02-21): PCCD PROVIDED
REVIEWER - CURED COMMENT (2025-02-25): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.
BUYER - GENERAL COMMENT (2025-02-12): PCCD attached checking correct escrow account box on Cd page 4, the $XXXX figure reflects the cost over the 1st year of the loan XX/XXXX-XX/XXXX; Since the first payment isn’t until XX/XXXX that’s only 11 payments ($XXXX x11=$XXXX)
REVIEWER - GENERAL COMMENT (2025-02-17): SitusAMC received Corrected CD issued XX/XXXX.  Missing copy of LOE to borrower which accompanied the PCCD to finalize cure.
BUYER - GENERAL COMMENT (2025-02-21): PCCD PROVIDED
REVIEWER - CURED COMMENT (2025-02-25): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.
BUYER - GENERAL COMMENT (2025-02-21): PCCD PROVIDED
REVIEWER - CURED COMMENT (2025-02-25): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.
BUYER - GENERAL COMMENT (2025-02-21): PCCD PROVIDED
REVIEWER - CURED COMMENT (2025-02-25): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.
REVIEWER - CURED COMMENT (2025-02-10): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	NQM2-100049	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100054	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100055	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100056	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100058	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Income Documentation - Income documentation requirements not met.	Lender granted exception to sell primary residence post consummation. Missing VOE for employer XXXX.	REVIEWER - GENERAL COMMENT (2025-03-17): Client to review and provide compensating factor to downgrade and waive lender granted exception.
REVIEWER - GENERAL COMMENT (2025-03-19): Compensating factor: 60+ months PITIA reserves.
$400k +/- equity in current home primary.
Ratios with expenses 48%.
Ratios without expenses 40%.
Client elects to downgrade and waive.
BUYER - GENERAL COMMENT (2025-02-17): VOE
REVIEWER - GENERAL COMMENT (2025-02-20): The VOE for XXXX completed within 10 days of closing is post closing date of XX/XX/XXXX, we need pre-closing VOE, exception remains.
BUYER - GENERAL COMMENT (2025-02-21): post closing VOE confirms still employed
BUYER - GENERAL COMMENT (2025-02-21): attached
REVIEWER - GENERAL COMMENT (2025-03-03): The guidelines used for review - VVOE within 10 days of closing is required. Disbursement date is XX/XX/XXXX and the VVOE provided for XXXX is XX/XX/XXXX.
BUYER - OPEN - UNABLE TO CLEAR COMMENT (2025-03-13): Unable to clear. Post Closing VOE provided to verify continued employment.
REVIEWER - RE-OPEN COMMENT (2025-03-13): reopened
REVIEWER - GENERAL COMMENT (2025-03-13): The guidelines requirement VVOE within 10 days of closing is required. Disbursement date is XX/XX/XXXX and the VVOE provided for XXXX is XX/XX/XXXX. Exception remains.
REVIEWER - GENERAL COMMENT (2025-03-17): SitusAMC has received guidance from outside counsel that in order to yield a loan designation of Non-QM, the lender must have addressed and satisfied all 8 ATR factors under 1026.43(c) prior to consummation. If any of the 8 ATR factors (including employment status) were not addressed at all, the loan designation would be considered ATR Fail (with an EV3-C level exception for the missing documentation). If any of the 8 ATR factors were addressed but were deficient in some way, or were not addressed until after consummation, then a loan designation of ATR Risk may be considered with compensating factors (with an EV2-B level exception for the deficiency). The compensating factors cannot override, waive or trump any of the 8 factors that were not addressed but can be used to reduce the severity for those guideline deficiencies that were addressed but did not have strict adherence.
For example, if the guidelines/AUS requires a verbal verification of employment to be obtained no later than 10 days prior to consummation, and the only VOE we have in file is post-closing, the loan file will not have met the requirement to verify employment pursuant to the guidelines, resulting in an EV3-C exception. However, if it can be demonstrated that the creditor relied on alternative documentation to satisfy the employment status verification, such as obtaining the most recent paystub prior to consummation, this may be used to backstop the employment history on the 1003 and soften the severity of the failure that was addressed (employment status verified through most recent paystub) but did not have strict adherence (VOE no later than 10 days before consummation). In these cases, a loan could conceivably go from an EV3-C ATR Fail to an EV2-B ATR Risk. Non-QM would not be achieved as we do not have strict adherence to the guidelines or evidence that the lender addressed the deficiency prior to consummation with a pre-consummation exception approval.
What we would be looking for here is a post-closing lender exception identifying the exception to their guideline and what alternate documentation they relied on to support the borrower's employment verification (since they did not meet the requirements of their own guidelines).
REVIEWER - GENERAL COMMENT (2025-03-17): The WVOE you are referencing is dated before the application date (application date XX/XX/XXXX and VOE is dated XX/XX/XXXX). Additionally, it still does not meet the lender's guidelines of requiring a VOE within 10 days of closing. We would still be where we were in the last response because the lender did not meet their own guidelines, we would need some type of documentation showing the lender approved an exception to their guideline and what acceptable documentation they used in lieu of what was required documentation they used in lieu of what was required.
REVIEWER - GENERAL COMMENT (2025-03-19): Compensating factor: 60+ months PITIA reserves.
$400k +/- equity in current home primary.
Ratios with expenses 48%.
Ratios without expenses 40%.
Client elects to downgrade and waive.	1	2	[2] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. [2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - General Ability To Repay Provision Investor Guidelines: Missing VOE for employer XXXX, missing source of funds for earnest money $XXXX, causing loan to be at ATR risk. Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Missing VOE for employer XXXX, missing source of funds for earnest money $XXXX, causing loan to be at ATR risk.	BUYER - GENERAL COMMENT (2025-02-17): VOE PROVIDED
REVIEWER - GENERAL COMMENT (2025-02-20): The VOE for XXXX completed within 10 days of closing is post closing date of XX/XX/XXXX, we need pre-closing VOE, exception remains.
BUYER - GENERAL COMMENT (2025-02-21): post closing VOE provided
REVIEWER - GENERAL COMMENT (2025-03-03): The guidelines used for review - VVOE within 10 days of closing is required. Disbursement date is XX/XX/XXXX and the VVOE provided for XXXX is XX/XX/XXXX.
BUYER - OPEN - UNABLE TO CLEAR COMMENT (2025-03-13): Unable to clear. Post Closing VOE provided to verify continued employment.
REVIEWER - RE-OPEN COMMENT (2025-03-13): reopened
REVIEWER - GENERAL COMMENT (2025-03-13): The guidelines requirement VVOE within 10 days of closing is required. Disbursement date is XX/XX/XXXX and the VVOE provided for XXXX is XX/XX/XXXX. Exception remains.
REVIEWER - GENERAL COMMENT (2025-03-17): SitusAMC has received guidance from outside counsel that in order to yield a loan designation of Non-QM, the lender must have addressed and satisfied all 8 ATR factors under 1026.43(c) prior to consummation. If any of the 8 ATR factors (including employment status) were not addressed at all, the loan designation would be considered ATR Fail (with an EV3-C level exception for the missing documentation). If any of the 8 ATR factors were addressed but were deficient in some way, or were not addressed until after consummation, then a loan designation of ATR Risk may be considered with compensating factors (with an EV2-B level exception for the deficiency). The compensating factors cannot override, waive or trump any of the 8 factors that were not addressed but can be used to reduce the severity for those guideline deficiencies that were addressed but did not have strict adherence.
For example, if the guidelines/AUS requires a verbal verification of employment to be obtained no later than 10 days prior to consummation, and the only VOE we have in file is post-closing, the loan file will not have met the requirement to verify employment pursuant to the guidelines, resulting in an EV3-C exception. However, if it can be demonstrated that the creditor relied on alternative documentation to satisfy the employment status verification, such as obtaining the most recent paystub prior to consummation, this may be used to backstop the employment history on the 1003 and soften the severity of the failure that was addressed (employment status verified through most recent paystub) but did not have strict adherence (VOE no later than 10 days before consummation). In these cases, a loan could conceivably go from an EV3-C ATR Fail to an EV2-B ATR Risk. Non-QM would not be achieved as we do not have strict adherence to the guidelines or evidence that the lender addressed the deficiency prior to consummation with a pre-consummation exception approval.
What we would be looking for here is a post-closing lender exception identifying the exception to their guideline and what alternate documentation they relied on to support the borrower's employment verification (since they did not meet the requirements of their own guidelines).
REVIEWER - GENERAL COMMENT (2025-03-17): The WVOE you are referencing is dated before the application date (application date XX/XX/XXXX and VOE is dated XX/XX/XXXX). Additionally, it still does not meet the lender's guidelines of requiring a VOE within 10 days of closing. We would still be where we were in the last response because the lender did not meet their own guidelines, we would need some type of documentation showing the lender approved an exception to their guideline and what acceptable documentation they used in lieu of what was required.
REVIEWER - WAIVED COMMENT (2025-03-19): Compensating factor: 60+ months PITIA reserves.
$400k +/- equity in current home primary.
Ratios with expenses 48%.
Ratios without expenses 40%.
Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (2025-03-19): VOE obtained prior to consummation does not meet lender guidelines of within 10 days prior to closing.  Post close lender exception made based on utilization of bank statements direct deposits for employment verification obtained prior to close and post close VOE confirming employment status.
BUYER - GENERAL COMMENT (2025-02-17): VOE PROVIDED
REVIEWER - GENERAL COMMENT (2025-02-20): The VOE for XXXX completed within 10 days of closing is post closing date of XX/XX/XXXX, we need pre-closing VOE, exception remains.
BUYER - GENERAL COMMENT (2025-02-21): post closing voe provided
REVIEWER - GENERAL COMMENT (2025-03-03): We need YTD most recent Paystubs for both and 2023 W2 for co-borrower in order to clear the exceptions.
BUYER - GENERAL COMMENT (2025-03-03): Work Number VOE provided. No paystubs or W2 required.
REVIEWER - GENERAL COMMENT (2025-03-03): The guidelines used for review - VVOE within 10 days of closing is required. Disbursement date is XX/XX/XXXX and the VVOE provided for XXXX is XX/XX/XXXX.
BUYER - OPEN - UNABLE TO CLEAR COMMENT (2025-03-13): Unable to clear. Post Closing VOE provided to verify continued employment.
REVIEWER - RE-OPEN COMMENT (2025-03-13): reopened
REVIEWER - GENERAL COMMENT (2025-03-13): The guidelines requirement VVOE within 10 days of closing is required. Disbursement date is XX/XX/XXXX and the VVOE provided for XXXX is XX/XX/XXXX. Exception remains.
REVIEWER - GENERAL COMMENT (2025-03-17): SitusAMC has received guidance from outside counsel that in order to yield a loan designation of Non-QM, the lender must have addressed and satisfied all 8 ATR factors under 1026.43(c) prior to consummation. If any of the 8 ATR factors (including employment status) were not addressed at all, the loan designation would be considered ATR Fail (with an EV3-C level exception for the missing documentation). If any of the 8 ATR factors were addressed but were deficient in some way, or were not addressed until after consummation, then a loan designation of ATR Risk may be considered with compensating factors (with an EV2-B level exception for the deficiency). The compensating factors cannot override, waive or trump any of the 8 factors that were not addressed but can be used to reduce the severity for those guideline deficiencies that were addressed but did not have strict adherence.
For example, if the guidelines/AUS requires a verbal verification of employment to be obtained no later than 10 days prior to consummation, and the only VOE we have in file is post-closing, the loan file will not have met the requirement to verify employment pursuant to the guidelines, resulting in an EV3-C exception. However, if it can be demonstrated that the creditor relied on alternative documentation to satisfy the employment status verification, such as obtaining the most recent paystub prior to consummation, this may be used to backstop the employment history on the 1003 and soften the severity of the failure that was addressed (employment status verified through most recent paystub) but did not have strict adherence (VOE no later than 10 days before consummation). In these cases, a loan could conceivably go from an EV3-C ATR Fail to an EV2-B ATR Risk. Non-QM would not be achieved as we do not have strict adherence to the guidelines or evidence that the lender addressed the deficiency prior to consummation with a pre-consummation exception approval.
What we would be looking for here is a post-closing lender exception identifying the exception to their guideline and what alternate documentation they relied on to support the borrower's employment verification (since they did not meet the requirements of their own guidelines).
REVIEWER - GENERAL COMMENT (2025-03-17): The WVOE you are referencing is dated before the application date (application date XX/XX/XXXX and VOE is dated XX/XX/XXXX). Additionally, it still does not meet the lender's guidelines of requiring a VOE within 10 days of closing. We would still be where we were in the last response because the lender did not meet their own guidelines, we would need some type of documentation showing the lender approved an exception to their guideline and what acceptable documentation they used in lieu of what was required.
REVIEWER - WAIVED COMMENT (2025-03-19): Compensating factor: 60+ months PITIA reserves.
$400k +/- equity in current home primary.
Ratios with expenses 48%.
Ratios without expenses 40%.
Client elects to downgrade and waive.
																							REVIEWER - GENERAL COMMENT (2025-03-19): VOE obtained prior to consummation does not meet lender guidelines of within 10 days prior to closing. Post close lender exception made based on utilization of bank statements direct deposits for employment verification obtained prior to close and post close VOE confirming employment status.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	NQM2-100033	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100031	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $901.00 exceeds tolerance of $822.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)		REVIEWER - CURED COMMENT (2025-02-03): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100021	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/Partnership)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,872.80 exceeds tolerance of $1,119.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - Self-Employed Tax Return Recency - ATR: Waterfall due to missing the most recent tax returns.	BUYER - GENERAL COMMENT (2025-02-11): INCOME DOCS
REVIEWER - GENERAL COMMENT (2025-02-19): The file is sitll missing REO insurance verification for XXXX, and Tax verification for XXXX.
BUYER - GENERAL COMMENT (2025-02-20): DOCS PROVIDED
REVIEWER - GENERAL COMMENT (2025-02-26): The insurance verification is not uploaded for XXXX, please provided, condition remains.
BUYER - GENERAL COMMENT (2025-03-03): This is vacant land.
REVIEWER - GENERAL COMMENT (2025-03-05): We are still missing the 2023 most recent tax returns for XXXX with XXXX.
BUYER - GENERAL COMMENT (2025-03-12): Extension attached.
REVIEWER - GENERAL COMMENT (2025-03-13): Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
REVIEWER - GENERAL COMMENT (2025-03-13): This is grade level 2 exception, which is for informational purposes, this exception can be waived.
																							REVIEWER - CURED COMMENT (2025-02-05): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	NQM2-100017	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100040	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100012	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100029	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100057	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100060	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100018	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100019	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100027	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $62.00 exceeds tolerance of $50.00 plus 10% or $55.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2025-02-19): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100046	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	NQM2-100036	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A